SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	6 Months Ended
	Jun. 30, 2021 shares $ / shares		Jun. 30, 2020 shares $ / shares
Employees Consultants And Directors [Member]
Number [Abstract]
Outstanding at beginning of year | shares	4,030,702		4,335,017
Grants | shares	217,500		790,000
Exercised | shares	(136,383)		0
Forfeited | shares	(360,980)		(807,468)
Outstanding at end of year | shares	3,750,839		4,317,549
Exercisable at end of year | shares	2,417,326		2,511,019
Weighted Average Exercise Prices [Abstract]
Outstanding at beginning of year | $ / shares	$ 6.24		$ 7.08
Grants | $ / shares	6.27		1.10
Exercised | $ / shares	2.96		0
Forfeited | $ / shares	10.50		6.95
Outstanding at end of year | $ / shares	6.42		5.99
Exercisable at end of year | $ / shares	$ 7.67		$ 8.74
Subsidiaries Employees Consultants And Directors [Member]
Number [Abstract]
Outstanding at beginning of year | shares	1,798,780	[1]	460,038
Grants | shares	431,851	[1]	775,848
Exercised | shares	0	[1]	0
Forfeited | shares	(16,485)	[1]	(40,484)
Outstanding at end of year | shares	2,214,146	[1]	1,195,402
Exercisable at end of year | shares	1,007,821	[1]	502,257
Weighted Average Exercise Prices [Abstract]
Outstanding at beginning of year | $ / shares	$ 0.90	[1]	$ 0.13
Grants | $ / shares	4.71	[1]	1.94
Exercised | $ / shares	0	[1]	0
Forfeited | $ / shares	0.20	[1]	0.20
Outstanding at end of year | $ / shares	1.65	[1]	1.31
Exercisable at end of year | $ / shares	$ 0.63	[1]	$ 0.17

[1]	Retroactively reflect the 1:10 Ordinary share split implemented on June 8, 2021, in Canonic Ltd.